RIGHT OF USE ASSETS - Reconciliation of right of use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RIGHT OF USE ASSETS
Beginning balance	€ 576
Amortization expense on right of use assets	579	€ 230
Ending balance	3,233	576
Cost
RIGHT OF USE ASSETS
Beginning balance	1,311	994
Additions	3,389	135
Acquired through business combination (Note 6)		177
Effect of movement in exchange rates	65	4
Modification	(256)
Disposal	(74)
Ending balance	4,434	1,311
Accumulated Amortization
RIGHT OF USE ASSETS
Beginning balance	(735)	(415)
Amortization expense on right of use assets	(579)	(230)
Effect of movement in exchange rates	39	(90)
Disposal	(74)
Ending balance	€ (1,201)	€ (735)